Share Based Payments and Stock Options (Details 2) - Options [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Shares	1,916,333	1,815,500	2,622,000
Grants, Shares	607,500	1,380,000	386,500
Exercised, Shares	(414,663)	(667,500)	(1,068,333)
Forfeited or expired, Shares		(11,667)	(124,667)
Outstanding, Shares	2,109,170	1,916,333	1,815,500
Vested and exercisable, Shares	1,210,837	1,346,333	1,393,831
Weighted - Average Exercise Price, Outstanding beginning balance	$ 2.78	$ 1.66	$ 0.99
Weighted - Average Exercise Price, Granted	3.92	3.25	3.21
Weighted - Average Exercise Price, Exercised	1.83	0.72	0.67
Weighted - Average Exercise Price, Forfeited or expired		3.05	0.76
Weighted - Average Exercise Price, Outstanding ending balance	2.97	2.78	1.66
Weighted - Average Exercise Price, Vested and exercisable	$ 2.74	$ 2.35	$ 1.39
Weighted - Average Remaining Contractual Term, Outstanding	3 years 9 months 22 days	2 years 7 months 24 days	2 years 7 months 24 days
Weighted - Average Remaining Contractual Term, Outstanding Ending	3 years 4 days	3 years 9 months 22 days
Weighted - Average Remaining Contractual Term, Vested and exercisable	2 years 8 months 5 days	3 years 2 months 30 days	2 years 2 months 19 days
Weighted - Average Grant Date Fair Value, Outstanding beginning balance	$ 1.71	$ 0.78	$ 0.32
Weighted - Average Grant Date Fair Value, Granted	2.29	2.18	1.91
Weighted - Average Grant Date Fair Value, Exercised	0.85	0.16	0.12
Weighted - Average Grant Date Fair Value, Forfeited or expired		1.63	0.16
Weighted - Average Grant Date Fair Value Outstanding ending balance	1.88	1.71	$ 0.78
Weighted - Average Grant Date Fair Value, Vested and exercisable	$ 1.66	$ 1.32